Financial Risk Management Objectives and Policies (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2026 USD ($)
Financial Risk Management Objectives and Policies [Line Items]
Long term borrowings				$ 5,051,910
Adjustments for increase (decrease) in derivative financial liabilities	2,200,000
Profit (loss) from discontinued operations	(9,579,374)		(142,589)	2,607,490
Bank borrowings from discontinued operations	$ 6,940,917
Change in Equity Price Risk	10.00%				10.00%
Unsecured loan receivable	$ 6,529,191				$ 4,590,000
Principal amounts of related party
Total principal related party loan receivable	6,529,191		$ 633,773
Hailing Fan [Member]
Financial Risk Management Objectives and Policies [Line Items]
Unsecured loan receivable	6,529,191				$ 4,590,000
Principal amounts of related party	6,529,191	$ 4,590,000
Total principal related party loan receivable	$ 6,529,191
One Customer [Member]
Financial Risk Management Objectives and Policies [Line Items]
Concentration risk percentage	100.00%				100.00%
Three Customers [Member]
Financial Risk Management Objectives and Policies [Line Items]
Concentration risk percentage			50.50%
Interest Rates Risk [Member]
Financial Risk Management Objectives and Policies [Line Items]
Long term borrowings	$ 0		$ 6,472,137	$ 6,030,484
Profit (loss) from discontinued operations	69,409
Credit Risk [Member] | Hailing Fan [Member]
Financial Risk Management Objectives and Policies [Line Items]
Unsecured loan receivable	6,529,191				$ 4,590,000
Principal amounts of related party	6,529,191
Total principal related party loan receivable	6,529,191
Foreign Currency Risk [Member]
Financial Risk Management Objectives and Policies [Line Items]
Carrying value					2,206,594
Foreign Currency Risk [Member] | Hailing Fan [Member]
Financial Risk Management Objectives and Policies [Line Items]
Unsecured loan receivable	$ 6,529,191				$ 4,590,000